Organization and Nature of Operations - Variable interest entity (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable interest entity
Percent of equity interests in a value added telecommunication service provider	50.00%
Beijing CHJ
Variable interest entity
Power of attorney period (in years)	10 years
Beijing CHJ | Spouses of shareholders
Variable interest entity
Number of shareholders' spousal consent letters	9
Ownership percent	100.00%
Xindian Information | Spouses of shareholders
Variable interest entity
Number of shareholders' spousal consent letters	9
Ownership percent	98.10%
Leading Ideal Hk Limited [Member] | Beijing CHJ
Variable interest entity
Ownership percent		50.00%
Leading Ideal Hk Limited [Member] | Chongqing Lixiang Automobile
Variable interest entity
Ownership percent		50.00%
Wheels Technology
Variable interest entity
Power of attorney period (in years)	10 years
Wheels Technology | Beijing CHJ | Exclusive Consultation and Service Agreements
Variable interest entity
Annual service fee	100.00%
Service fee payment period (in days)	10 days
Service fee payment period with which after end of relevant calendar quarter (in days)	30 days
Contract term (in years)	10 years
Wheels Technology | Beijing CHJ | Equity Option Agreements
Variable interest entity
Contract term (in years)	10 years
Wheels Technology | Beijing CHJ | Equity Pledge Agreements
Variable interest entity
Equity interests agreed to pledge (as a percent)	100.00%